Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 5,780	[1]	$ 9,454	[1]
Short-term investments	581	[1],[2]	973	[1],[2]
Accounts and notes receivable (net of allowance of $30 million in 2011 and $32 million in 2010)	14,648	[1]	13,787	[1]
Accounts and notes receivable-related parties	1,878	[1]	2,025	[1]
Investment in LUKOIL			1,083	[1]
Inventories	4,631	[1]	5,197	[1]
Prepaid expenses and other current assets	2,700	[1]	2,141	[1]
Total Current Assets	30,218	[1]	34,660	[1]
Investments and long-term receivables	32,108	[1]	31,581	[1]
Loans and advances-related parties	1,675	[1]	2,180	[1]
Net properties, plants and equipment	84,180	[1]	82,554	[1]
Goodwill	3,332	[1]	3,633	[1]
Intangibles	745	[1]	801	[1]
Other assets	972	[1]	905	[1]
Total Assets	153,230	[1]	156,314	[1]
Liabilities
Accounts payable	17,973	[1]	16,613	[1]
Accounts payable-related parties	1,680	[1]	1,786	[1]
Short-term debt	1,013	[1]	936	[1]
Accrued income and other taxes	4,220	[1]	4,874	[1]
Employee benefit obligations	1,111	[1]	1,081	[1]
Other accruals	2,071	[1]	2,129	[1]
Total Current Liabilities	28,068	[1]	27,419	[1]
Long-term debt	21,610	[1]	22,656	[1]
Asset retirement obligations and accrued environmental costs	9,329	[1]	9,199	[1]
Joint venture acquisition obligation-related party	3,582	[1]	4,314	[1]
Deferred income taxes	18,040	[1]	17,320	[1]
Employee benefit obligations	4,068	[1]	3,683	[1]
Other liabilities and deferred credits	2,784	[1]	2,599	[1]
Total Liabilities	87,481	[1]	87,190	[1]
Equity
Common stock (2,500,000,000 shares authorized at $.01 par value) Issued (2011-1,749,550,587 shares; 2010-1,740,529,279 shares) Par value	17	[1]	17	[1]
Capital in excess of par	44,725	[1]	44,132	[1]
Grantor trusts (at cost: 2010-36,890,375 shares)			(633)	[1]
Treasury stock (at cost: 2011-463,880,628 shares; 2010-272,873,537 shares)	(31,787)	[1]	(20,077)	[1]
Accumulated other comprehensive income	3,246	[1]	4,933	[1]
Unearned employee compensation	(11)	[1]	(47)	[1]
Retained earnings	49,049	[1]	40,252	[1]
Total Common Stockholders' Equity	65,239	[1]	68,577	[1]
Noncontrolling interests	510	[1]	547	[1]
Total Equity	65,749	[1]	69,124	[1]
Total Liabilities and Equity	$ 153,230	[1]	$ 156,314	[1]

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.
[2]	Includes marketable securities of: $ 232 602